Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2018
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life of property and equipment	20 years
Customer relationship intangible asset | Maximum
Finite-Lived Intangible Assets, Net [Abstract]
Useful life of finite-lived intangible asset	10 years